Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 75,327,948	¥ 541,487,420	¥ 580,016,414	¥ 586,060,092
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	57,699,003	414,763,523	580,016,414	586,060,092
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 17,628,945	¥ 126,723,897